Cost of sales (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature
Staff costs		$ 192.7	$ 177.3	$ 191.8
Accelerated amortization expense on customer related intangible assets due to customer insolvency proceedings		13.8
Cost of sales
Expense by nature
Power generation		337.0	343.4	392.4
Depreciation		188.7	186.9	265.7
Tower repairs and maintenance		50.4	45.0	88.5
Amortization		19.9	20.6	26.0
Staff costs		26.3	24.9	32.8
Security services		21.0	17.3	42.5
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		2.3	9.8	82.4
Regulatory fees		26.6	8.1	37.5
Short-term rental		3.8	10.3	9.4
Travel costs		7.9	5.6	9.6
Insurance		3.1	3.9	4.0
Impairment of assets held for sale			2.9
Short term other rent		1.4	1.6	2.0
Professional fees		1.3	1.9	2.6
Vehicle maintenance and repairs		1.8	1.8	2.2
Other		13.9	49.6	39.0
Total		$ 705.4	733.6	1,036.6
Foreign exchange losses			$ (30.7)	(31.1)
Cost of sales | SSA | Assets and liabilities classified as held for sale
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 2.6			$ 71.0